Capital Stock and Equity Transactions (Q2)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Capital Stock and Equity Transactions [Abstract]
Capital Stock and Equity Transactions
Note 4 — Capital Stock and Equity Transactions

The Company has 150,000,000 shares of common stock authorized with a par value of $ 0.001 per share as of December 31, 2017.  In addition, the Company has 10,000,000 preferred stock authorized with a par value of $0.001 per share as of December 31, 2017.

In accordance with the Merger Agreement, the Company issued 2,351,355 new, pre-split shares of common stock in addition to the 6,280,000 shares that were already outstanding.  The Company also issued 324,327 new, pre-split shares of Series A Convertible Preferred Stock.  In addition, the Company accepted subscriptions in a private placement offering of 476,092 new pre-split shares of the Company’s common stock in the amount of $600,000 as well as 27,027 new pre-split shares of the Company’s Series B Convertible Preferred Stock, of which each share of Series B Convertible Preferred Stock is convertible into 16 Common Shares at any time, in the amount of $250,000.  All shares issued in accordance with the Merger Agreement are considered to be outstanding beginning January 1, 2015 as these shares relate to the change in capital structure.  Furthermore, 5,000,000 pre-split shares of common stock were retired in accordance with the Merger Agreement.  In connection with the Merger Agreement, the Company made distributions totaling $600,000 to officers of the Company.  Both Series A Convertible Preferred Stock and Series B Convertible Preferred Stock have rights to dividends when declared; however, there is no stated dividend rate and no such dividends have yet been declared by the Company.  We evaluated the convertible preferred stock agreements for derivatives and determined that they do not qualify for derivative treatment for financial reporting purposes.  We also determined this does not qualify as a beneficial conversion feature.  Accordingly, the balances have been reported at the carrying amounts.

On March 24, 2017, the Company effected a forward split such that 9.25 shares of Common Stock were issued for every 1 share of Common Stock issued and outstanding immediately prior to the forward split.  Immediately following the forward split, there were 38,000,663 shares of post-split common stock, 3,000,000 shares of post-split Series A Convertible Preferred Stock, and 250,000 shares of post-split Series B Convertible Preferred Stock outstanding.  The par value of all classes of shares remained at $0.001 per share after the forward split.  During the six months ended June 30, 2017, an additional 3,750,000 shares of post-split Series A Convertible Preferred Stock were purchased from the Company.  All references to shares herein refer to post-split shares, unless otherwise noted.

During the six months ended December 31, 2017, the Company accepted subscription for the issuance of 380,000 post-split common shares for total subscriptions of $190,000 in cash.

Note 4 — Capital Stock and Equity Transactions

The Company has 150,000,000 shares of common stock authorized with a par value of $ 0.001 per share as of June 30, 2017.  In addition, the Company has 10,000,000 preferred stock authorized with a par value of $0.001 per share as of June 30, 2017.

In accordance with the Merger Agreement, the Company issued 2,351,355 new, pre-split shares of common stock in addition to the 6,280,000 shares that were already outstanding.  The Company also issued 324,327 new, pre-split shares of Series A Convertible Preferred Stock.  In addition, the Company accepted subscriptions in a private placement offering of 476,092 new pre-split shares of the Company’s common stock in the amount of $600,000 as well as 27,027 new pre-split shares of the Company’s Series B Convertible Preferred Stock, of which each share of Series B Convertible Preferred Stock is convertible into 16 Common Shares at any time, in the amount of $250,000.  All shares issued in accordance with the Merger Agreement are considered to be outstanding beginning January 1, 2015 as these shares relate to the change in capital structure.  Furthermore, 5,000,000 pre-split shares of common stock were retired in accordance with the Merger Agreement.  In connection with the Merger Agreement, the Company made distributions totaling $600,000 to officers of the Company.  Both Series A Convertible Preferred Stock and Series B Convertible Preferred Stock have rights to dividends when declared; however, there is no stated dividend rate and no such dividends have yet been declared by the Company.  We evaluated the convertible preferred stock agreements for derivatives and determined that they do not qualify for derivative treatment for financial reporting purposes.  We also determined this does not qualify as a beneficial conversion feature.  Accordingly, the balances have been reported at the carrying amounts.

On March 24, 2017, the Company effected a forward split such that 9.25 shares of Common Stock were issued for every 1 share of Common Stock issued and outstanding immediately prior to the forward split.  Immediately following the forward split, there were 38,000,663 shares of post-split common stock, 3,000,000 shares of post-split Series A Convertible Preferred Stock, and 250,000 shares of post-split Series B Convertible Preferred Stock outstanding.  The par value of all classes of shares remained at $0.001 per share after the forward split.  During the six months ended June 30, 2017, an additional 3,750,000 shares of post-split Series A Convertible Preferred Stock were purchased from the Company.  All references to shares herein refer to post-split shares, unless otherwise noted.